Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Exchange Rates Used to Convert Australian Dollar to US Dollars

Unless otherwise noted, the exchange rates used to convert Australian dollar denominated amounts into US dollars in the consolidated financial statements are as follows:

(US$1 = A$)	2013	31 March 2012	2011
Assets and liabilities	0.9597	0.9614	0.9676
Statements of operations	0.9694	0.9573	1.0584
Cash flows - beginning cash	0.9614	0.9676	1.0919
Cash flows - ending cash	0.9597	0.9614	0.9676
Cash flows - current period movements	0.9694	0.9573	1.0584

Property, Plant and Equipment Estimated Useful Lives

Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives:

Years
Buildings	40
Building improvements	5 to 40
Manufacturing machinery	10 to 20
General equipment	5 to 10
Computer equipment, software, and software development	3 to 7
Office furniture and equipment	3 to 10

Basic and Dilutive Common Shares Outstanding Used in Determining Net (Loss) Income Per Share

Accordingly, basic and dilutive common shares outstanding used in determining net income (loss) per share are as follows:

	Years Ended 31 March
(Millions of shares)	2013	2012	2011

Basic common shares outstanding	439.2	436.2	435.6
Dilutive effect of stock awards	1.4	1.7	-

Diluted common shares outstanding	440.6	437.9	435.6

(US dollars)	2013	2012	2011

Net income (loss) per share - basic	$0.10	$1.39	$(0.80)
Net income (loss) per share - diluted	$0.10	$1.38	$(0.80)